EXHIBIT 99.21

Clayton Valuations Summary

Client Name:	Verus
Client Project Name:	Verus 2024-6
Start - End Dates:	1/12/2023 - 6/1/2024
Deal Loan Count:	15

Valuations Summary

Loans in Report:	15

				Origination Values										Desk Review					BPO (Broker Price Opinion)					Other						AUS Infomation
Loan Number	Original Balance	Sales Price	Value For LTV	Appraised Date	Appraised Value	Appraisal Form	AVM Vendor Name	Confidence Score	Review Date	Review Value	Variance Amount	Variance (%)	Review Type	Valuation Source	Report Date	Value	Variance Amount	Variance (%)	Valuation Source	Report Date	Value	Variance Amount	Variance (%)	Valuation Source	Valuation Type	Report Date	Value	Variance Amount	Variance (%)	CU Score
804576	xxxxxx	xxxxxx	xxxxxx	11/27/2023	xxxxxx	1004 SFR (Mar 05)			11/27/2023	xxxxxx	$0.00	0.00%	Full Appraisal			$0.00	$0.00	0.00%			$0.00	$0.00	0.00%				$0.00	$0.00	0.00%	4.6
807080	xxxxxx	xxxxxx	xxxxxx	02/21/2024	xxxxxx	1004 SFR (Mar 05)				$0.00	$0.00	0.00%				$0.00	$0.00	0.00%			$0.00	$0.00	0.00%				$0.00	$0.00	0.00%	2.2
807105	xxxxxx	xxxxxx	xxxxxx	03/26/2024	xxxxxx	1004 SFR (Mar 05)				$0.00	$0.00	0.00%		Other	03/28/2024	xxxxxx	$0.00	0.00%			$0.00	$0.00	0.00%				$0.00	$0.00	0.00%	2.2
808983	xxxxxx	xxxxxx	xxxxxx	02/12/2024	xxxxxx	1025 Multi-Fam (Mar 05)				$0.00	$0.00	0.00%		xxxxxx	03/01/2024	xxxxxx	$0.00	0.00%			$0.00	$0.00	0.00%				$0.00	$0.00	0.00%	(No Data)
808987	xxxxxx	xxxxxx	xxxxxx	01/19/2024	xxxxxx	1004 SFR (Mar 05)				$0.00	$0.00	0.00%		xxxxxx	01/25/2024	xxxxxx	$0.00	0.00%			$0.00	$0.00	0.00%				$0.00	$0.00	0.00%	(No Data)
808994	xxxxxx	xxxxxx	xxxxxx	01/27/2024	xxxxxx	1004 SFR (Mar 05)				$0.00	$0.00	0.00%		xxxxxx	01/31/2024	xxxxxx	$0.00	0.00%			$0.00	$0.00	0.00%				$0.00	$0.00	0.00%	(No Data)
809019	xxxxxx	xxxxxx	xxxxxx	02/15/2024	xxxxxx	1025 Multi-Fam (Mar 05)				$0.00	$0.00	0.00%		xxxxxx	02/22/2024	xxxxxx	$0.00	0.00%			$0.00	$0.00	0.00%				$0.00	$0.00	0.00%	(No Data)
809090	xxxxxx	xxxxxx	xxxxxx	01/26/2024	xxxxxx	1004 SFR (Mar 05)			02/01/2024	xxxxxx	xxxxxx	2.49%	Full Appraisal	Other	02/05/2024	xxxxxx	$0.00	0.00%			$0.00	$0.00	0.00%				$0.00	$0.00	0.00%	(No Data)
809478	xxxxxx	xxxxxx	xxxxxx	02/16/2024	xxxxxx	1004 SFR (Mar 05)				$0.00	$0.00	0.00%		xxxxxx	02/16/2024	xxxxxx	$0.00	0.00%			$0.00	$0.00	0.00%				$0.00	$0.00	0.00%	(No Data)
809483	xxxxxx	xxxxxx	xxxxxx	02/23/2024	xxxxxx	1004 SFR (Mar 05)				$0.00	$0.00	0.00%				$0.00	$0.00	0.00%			$0.00	$0.00	0.00%	xxxxxx	xxxxxx	02/23/2024	xxxxxx	$0.00	0.00%	(No Data)
810123	xxxxxx	xxxxxx	xxxxxx	03/01/2024	xxxxxx	1004 SFR (Mar 05)				$0.00	$0.00	0.00%		xxxxxx	03/01/2024	xxxxxx	$0.00	0.00%			$0.00	$0.00	0.00%				$0.00	$0.00	0.00%	(No Data)
810962	xxxxxx	xxxxxx	xxxxxx	03/13/2024	xxxxxx	Other				$0.00	$0.00	0.00%				$0.00	$0.00	0.00%	xxxxxx	04/02/2024	xxxxxx	$2.00	0.00%				$0.00	$0.00	0.00%	(No Data)
813206	xxxxxx	xxxxxx	xxxxxx	04/24/2024	xxxxxx	1004 SFR (Mar 05)				$0.00	$0.00	0.00%		xxxxxx	05/01/2024	xxxxxx	$0.00	0.00%			$0.00	$0.00	0.00%				$0.00	$0.00	0.00%	(No Data)
813474	xxxxxx	xxxxxx	xxxxxx	05/07/2024	xxxxxx	Automated Valuation Model	xxxxxx	97		$0.00	$0.00	0.00%				$0.00	$0.00	0.00%			$0.00	$0.00	0.00%				$0.00	$0.00	0.00%	(No Data)
815047	xxxxxx	xxxxxx	xxxxxx	04/08/2024	xxxxxx	1073 Condo (Mar 05)				$0.00	$0.00	0.00%		xxxxxx	04/16/2024	xxxxxx	$0.00	0.00%			$0.00	$0.00	0.00%				$0.00	$0.00	0.00%	1.6

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